Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2014	Jul. 22, 2013 Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of shares outstanding authorized to be repurchased		10.00%
Ordinary shares redeemed	291,190
Ordinary shares redeemed, value	$ 11.5